Share capital and reserves (Details) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issued Capitals	£ 5,341,294	£ 1,108,344
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	277,971,722	5,417,137	4,923,420	3,153,694
Issued Capitals	£ 277,972	£ 108,343
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	1,000,001	1,000,001
Issued Capitals	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of authorised shares	4,063,321,418
Issued Capitals	£ 4,063,321